BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 14:-BASIC AND DILUTED NET LOSS PER SHARE

	Year ended December 31,
	2017	2018	2019

Net loss available to shareholders of ordinary shares	$(56,273)	$(37,120)	$(86,414)

Denominator:

Shares used in computing net loss per ordinary shares, basic and diluted	45,552,199	48,017,188	50,504,698

The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Year ended December 31,
	2017	2018	2019

Shares used in computing net loss per ordinary shares, basic and diluted	45,552,199	48,017,188	50,504,698

The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:

Stock options	8,212,554	7,676,713	7,447,519
Restricted share units	2,081,646	2,090,512	2,125,440

	10,294,200	9,767,225	9,572,959